Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Balance Sheet Information	Balance sheet information related to leases was as follows:
	December 31, 2020	December 31, 2019
Operating leases:
Operating lease right-of-use assets	$880	$1,053
Operating lease liabilities	880	1,053

Components of Lease Cost	The components of lease cost were as follows for the year ending:
	December 31, 2020	December 31, 2019
Operating lease cost	$170	$282
Short-term lease expense	31	52

Maturities of Lease Liabilities
Future undiscounted lease payments for operating leases with initial terms of one year or more as of December 31, 2020 are as follows:

Operating Leases
2021	$157
2022	157
2023	116
2024	95
2025	94
Thereafter	452
Total lease payments	1,071
Less: Imputed Interest	(191)
Total operating leases	$880

Other Information
Other information was as follows:

	December 31, 2020	December 31, 2019

Weighted-average remaining lease term for operating leases	9.6 years	10.6 years
Weighted-average discount rate for operating leases	2.79%	2.76%